Financial Income and Costs - Summary of Details of Financial Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Interest income	₩ 271,925	₩ 273,460	₩ 270,571
Gain on foreign currency transactions	67,976	19,976	17,493
Gain on foreign currency translation	43,092	32,768	164,351
Gain on derivative transactions	50,668	2,215	9,397
Gain on valuation of derivatives	182,998	255,149	172
Gain on valuation of financial instruments	31,032	90,653	33,868
Others	42,737	52,062	2,762
Total	₩ 690,428	₩ 726,283	₩ 498,614